Consolidated condensed statements of profit or loss - USD ($) shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Consolidated condensed statements of profit or loss [Abstract]
Revenue		$ 571,195	$ 554,619
Other operating income		56,830	40,479
Employee benefit expenses		(56,720)	(49,535)
Depreciation, amortization, and impairment charges		(210,217)	(207,118)
Other operating expenses		(183,403)	(161,287)
Operating profit		177,685	177,158
Financial income		11,316	10,590
Financial expense		(163,634)	(162,945)
Net exchange differences		(2,992)	(89)
Other financial expense, net		(11,020)	(6,943)
Financial expense, net		(166,330)	(159,387)
Share of profit of entities carried under the equity method		14,860	10,852
Profit before income tax		26,215	28,623
Income tax		(3,942)	2,168
Profit for the period		22,273	30,791
Profit attributable to non-controlling interest		(6,240)	(6,130)
Profit for the period attributable to the Company		$ 16,033	$ 24,661
Weighted average number of ordinary shares outstanding - basic (in shares)		116,159	116,147
Weighted average number of ordinary shares outstanding - diluted (in shares)		119,920	119,717
Basic earnings per share (in dollars per share)		$ 0.14	$ 0.21
Diluted earnings per share (in dollars per share)	[1],[2]	$ 0.14	$ 0.21

[1]	Antidilutive effect applied, where applicable (see Note 22)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2024, and 2023, as they have an antidilutive effect.